Property plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of carrying value of property, plant and equipment

Figures in million – SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2022
Cost
Balance at beginning of the year		129,946	103,216	24,955	1,775
Additions[1]		15,944	15,862	22	60
Change in estimates of rehabilitation assets[2]		(94)	(54)	(27)	(13)
Disposals		(246)	(225)	(21)	—
Derecognition of property, plant and equipment[3]		(3,340)	(3,339)	—	(1)
Transfers between classes of property, plant and equipment		—	275	38	(313)
Assets acquired on acquisition of subsidiaries	16	2,738	1,450	1,086	202
Foreign currency translation		3,945	2,360	1,510	75
Balance at end of the year		148,893	119,545	27,563	1,785
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		67,452	59,718	5,959	1,775
Amortisation and depreciation	4	6,981	6,402	579	—
Impairment	10	1	1	—	—
Disposals		(234)	(217)	(17)	—
Derecognition of property, plant and equipment[3]		(3,323)	(3,323)	—	—
Depreciation capitalised to inventory		132	132	—	—
Foreign currency translation		975	733	232	10
Balance at end of the year		71,984	63,446	6,753	1,785
Carrying value at end of the year		76,909	56,099	20,810	—
[1] During the year, amortisation and depreciation on assets used in the development of the Blitz project was capitalised. As a result, additions include non-cash additions (or amortisation and depreciation capitalised) of R45 million
[2] Includes a decrease to the environmental rehabilitation obligation of R85 million (see note 30), decrease to the right of recoverability liability of R7 million and an increase to the right of recoverability asset of R2 million
[3] Included in the derecognition during the year, is short-term ore reserve development, which was capitalised up to 31 December 2020 and fully depreciated by 2022, and was derecognised as no future economic benefits are expected from its use

Figures in million – SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2021
Cost
Balance at beginning of the year		115,954	90,093	23,823	2,038
Additions[1]		12,809	12,794	(3)	18
Change in estimates of rehabilitation assets[2]		(612)	29	(639)	(2)
Disposals		(254)	(231)	(23)	—
Derecognition of property, plant and equipment[3]		(2,065)	(2,062)	(3)	—
Transfers between classes of property, plant and equipment		—	161	105	(266)
Assets derecognised on loss with dilution of interest in joint operation		(2)	—	—	(2)
Assets derecognised on classification to other investments		(22)	—	—	(22)
Foreign currency translation		4,138	2,432	1,695	11
Balance at end of the year		129,946	103,216	24,955	1,775
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		55,354	48,657	4,998	1,699
Amortisation and depreciation	4	8,181	7,467	650	64
Impairment	10	5,120	5,025	94	1
Disposals		(210)	(189)	(21)	—
Derecognition of property, plant and equipment[3]		(2,056)	(2,056)	—	—
Depreciation capitalised to inventory		120	120	—	—
Foreign currency translation		943	694	238	11
Balance at end of the year		67,452	59,718	5,959	1,775
Carrying value at end of the year		62,494	43,498	18,996	—
[1] During the year, amortisation and depreciation on assets used in the development of the Blitz project was capitalised. As a result, additions include non-cash additions (or amortisation and depreciation capitalised) of R69 million
[2] Includes a decrease to the environmental rehabilitation obligation of R638 million (see note 30), decrease to the right of recoverability liability of R9 million and a decrease to the right of recoverability asset of R35 million
[3] Included in the derecognition during the year, is short-term ore reserve development, which was capitalised up to 31 December 2019 and fully depreciated by 2021, and was derecognised as no future economic benefits are expected from its use

Figures in million – SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2020
Cost
Balance at beginning of the year		107,285	82,046	23,210	2,029
Additions[1]		9,712	9,656	14	42
Change in estimates of rehabilitation assets[2]		(384)	(108)	(270)	(6)
Disposals		(63)	(43)	(20)	—
Derecognition of property, plant and equipment[3]		(1,968)	(1,905)	(63)	—
Transfers between classes of property, plant and equipment		—	(29)	29	—
Transfers to right-of-use assets		(2)	(2)	—	—
Assets derecognised on loss with dilution in interest in joint operation		(37)	—	(1)	(36)
Foreign currency translation		1,411	478	924	9
Balance at end of the year		115,954	90,093	23,823	2,038
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		49,805	43,877	4,303	1,625
Amortisation and depreciation	4	7,468	6,647	753	68
Impairment	10	1	—	—	1
Disposals		(60)	(41)	(19)	—
Derecognition of property, plant and equipment[3]		(1,968)	(1,905)	(63)	—
Depreciation capitalised to inventory		117	117	—	—
Foreign currency translation		(9)	(38)	24	5
Balance at end of the year		55,354	48,657	4,998	1,699
Carrying value at end of the year		60,600	41,436	18,825	339
[1] During the year, amortisation and depreciation on assets used in the development of the Blitz project was capitalised. As a result, additions include non-cash additions (or amortisation and depreciation capitalised) of R96 million
[2] Includes a decrease to the environmental rehabilitation obligation of R318 million (see note 30), decrease to the right of recoverability liability of R40 million and an increase to the right of recoverability asset of R26 million
[3] Included in the derecognition during the year, is short-term ore reserve development, which was capitalised up to 31 December 2018 and fully depreciated by 2020, and was derecognised as no future economic benefits are expected from its use